Other assets - Deferred lease inducements asset (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Lease Inducements Asset [Roll Forward]
Balance, beginning of year	0	0
Additions	1,307	0
Amortization of deferred lease inducements	(95)	0
Balance, end of year	1,212	0